Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Intangible assets subject to amortization:
Gross carrying amount	¥ 4,974,424	¥ 4,587,757
Accumulated amortization	3,580,136	3,298,175
Net carrying amount	1,394,288	1,289,582
Intangible assets not subject to amortization:
Other	8,227	8,178
Total	1,402,515	1,297,760
Software
Intangible assets subject to amortization:
Gross carrying amount	4,093,320	3,793,187
Accumulated amortization	3,081,494	2,865,294
Net carrying amount	1,011,826	927,893
Customer relationships
Intangible assets subject to amortization:
Gross carrying amount	632,016	556,183
Accumulated amortization	335,898	291,101
Net carrying amount	296,118	265,082
Core deposit intangibles
Intangible assets subject to amortization:
Gross carrying amount	138,203	130,276
Accumulated amortization	102,052	86,535
Net carrying amount	36,151	43,741
Trade names
Intangible assets subject to amortization:
Gross carrying amount	87,183	84,758
Accumulated amortization	50,871	46,137
Net carrying amount	36,312	38,621
Other
Intangible assets subject to amortization:
Gross carrying amount	23,702	23,353
Accumulated amortization	9,821	9,108
Net carrying amount	¥ 13,881	¥ 14,245